Related parties (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]
The following is a summary of significant related party transactions:

	For the Year Ended March 31,
	2023		2022		2021
Contributions towards social development	Rs.	482	Rs.	230	Rs.	230
Catering expenses paid		367		319		301
Purchase of solar power		121		124		127
Research and development services received		134		122		105
Sale of goods		110		21		22
License fee		62		57		-
Lease rentals paid		39		39		37
Facility management services paid		39		36		36
Hotel expenses paid		35		18		8
Civil works		33		52		55
Salaries to relatives of key management personnel		16		12		8
Professional consultancy services paid		2		75		30
Lease rentals received		1		1		1
Research and development services provided		-		-		93
Others		5		-		-

Schedule of outstanding balances for related party transactions [Table Text Block]
The Company had the following amounts due from related parties:

	As of March 31,
	2023		2022
Key management personnel and close members of their families	Rs.	8	Rs.	8
Other related parties		1		1

The Company had the following amounts due to related parties:

	As of March 31,
	2023		2022
Due to related parties	Rs.	17	Rs.	10

Disclosure Of Compensation Paid Or Payable To Key Management Personnel [Table Text Block]
The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2023		2022		2021
S a l a r i e s a nd o t h e r b e n e f it s	Rs.	912	Rs.	627	Rs.	803
Co n t r i bu t i ons t o d e f i n e d c on t r i bu t i on p l a ns		30		30		34
Co mm i ss i on t o d i r e c t o r s		378		305		301
S h a r e -b a s e d p a y m e n t s expense		194		214		259
	Rs.	1,514	Rs.	1,176	Rs.	1,397